FINANCIAL INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Income And Expenses [Abstract]
Schedule of financial income and expenses

	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
Financial income from cash and investments:
In respect of investments in bank deposits and marketable securities*	$93	$1,389	$547
Other financial income	151	202	169
	$244	$1,591	$716
Financial expenses from notes, loans and other:
Convertible notes*	$393	$4,427	$4,610
Short-term bank loan	316	—	—
Short-term shareholders’ loans	85	—	—
Other financial expenses	359	427	185
Exchange rate differences	8	30	(35)
	$1,161	$4,884	$4,760
Gain (loss) on derivative financial instruments:
Gain on revaluation to fair value of the warrants embedded in the convertible notes	$96	2,141	1,567
Gain (loss) on revaluation to fair value of warrants	2,337	1,784	(1,783)
	$2,433	$3,925	$(216)

*Including the effect of changes in the exchange rate of the NIS against the dollar.